Operations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	R$ 3,077,931	R$ 2,548,713	R$ 5,228,615	R$ 2,575,290
Trade accounts receivable	3,709,766	3,421,094
Prepaid expenses	238,468	278,851
Deferred income tax and social contribution	1,257,494	1,367,586
Property, plant and equipment (Note 15)	22,411,815	22,661,152
Intangible assets (Note 16)	15,625,041	16,416,548
Total Assets	55,260,156	56,408,367
Liabilities
Suppliers	(4,612,112)	(4,237,229)
Lease liabilities (Note 17)	(10,448,035)	(10,574,654)
Deferred revenues	(621,601)	(666,612)
Other liabilities	(244,568)	(599,413)
Total liabilities	(29,244,216)	R$ (31,011,002)
Financial Assets And Fair Value Liabilities [Member]
Assets
Cash and cash equivalents	193,382
Trade accounts receivable	362,379
Prepaid expenses	165,111
Recoverable taxes	13,535
Deferred income tax and social contribution	705,388
Property, plant and equipment (Note 15)	3,518,477
Intangible assets (Note 16)	3,599,811
Total Assets	8,558,083
Liabilities
Suppliers	(183,227)
Lease liabilities (Note 17)	(2,929,449)
Taxes payable	(157,595)
Deferred revenues	(95,135)
Other liabilities	(617,518)
Total liabilities	R$ (3,982,924)